Subsequent Events	12 Months Ended
Dec. 31, 2017
Subsequent Events [Abstract]
Subsequent Events

18. Subsequent Events (unaudited)

Separation from Dover Corporation

On April 18, 2018, the Dover Corporation Board of Directors approved the separation of entities conducting its upstream oil and gas energy business within Dover’s Energy segment (the “Separation”) into an independent, publicly traded company named Apergy Corporation. Apergy Corporation was incorporated in Delaware on October 10, 2017, under the name Wellsite Corporation and was renamed Apergy Corporation on February 2, 2018. Apergy Corporation was formed for the purpose of holding entities, assets and liabilities conducting Dover’s upstream oil and gas business within Dover’s Energy segment. In accordance with the separation and distribution agreement, the two companies were separated by Dover distributing to Dover’s stockholders all 77,339,828 shares of common stock of Apergy on May 9, 2018. Each Dover shareholder received one share of Apergy stock for every two shares of Dover stock held at the close of business on the record date of April 30, 2018. In conjunction with the Separation, Dover received a private letter ruling from the Internal Revenue Service to the effect that, based on certain facts, assumptions, representations and undertakings set forth in the ruling, for U.S. federal income tax purposes, the distribution of Apergy common stock was not taxable to Dover or U.S. holders of Dover common stock, except in respect to cash received in lieu of fractional share interests. Following the Separation, Dover retained no ownership interest in Apergy, and each company, as of May 9, 2018, has separate public ownership, boards of directors and management.

In connection with the Separation and as described below, we incurred an aggregate principal amount of $715 million of long-term debt, which consisted of a $415 million term loan facility and $300 million of senior notes. Net proceeds from the notes offering, together with borrowings under the term loan facility, were used to make a cash payment of $700 million to Dover and to pay fees and expenses incurred in connection with the Separation.

Issuances of Debt

Senior Notes

On May 3, 2018, and in connection with the Separation, we completed the private placement of $300 million in aggregate principal amount of 6.375% senior notes due May 2026 (“Senior Notes”). Interest on the Senior Notes is payable semi-annually in arrears on May 1 and November 1 of each year, commencing on November 1, 2018. Net proceeds of $293.8 million from the offering were utilized to partially fund the $700 million cash payment to Dover at the Separation and to pay fees and expenses incurred in connection with the Separation.

In connection with the private placement, we granted the initial purchasers of the Senior Notes certain registration rights under a registration right agreement. We have agreed for the benefit of the holders of the Senior Notes to use our commercially reasonable efforts to file and cause to be effective a registration statement with the SEC relating to a registered offer to exchange the Senior Notes for an issue of SEC-registered notes with terms identical in all material respects to the Senior Notes. Generally, we have one year from the issuance of the Senior Notes to complete the exchange offer. Should Apergy not complete its obligations under the registration rights agreement within a year, the annual interest rate on the Senior Notes will increase at different intervals based on the passage of time after one year.

Senior Secured Credit Facilities

On May 9, 2018, Apergy entered into a credit agreement (“credit agreement”) governing the terms of its new senior secured credit facilities, consisting of (i) a seven-year senior secured term loan B facility (“term loan facility”) and (ii) a five-year senior secured revolving credit facility (“revolving credit facility,” and together with the term loan facility, the “senior secured credit facilities”), with JPMorgan Chase Bank, N.A. as administrative agent. The net proceeds of the senior secured credit facilities were used (i) to pay fees and expenses in connection with the Separation, (ii) partially fund the cash payment to Dover and (iii) provide for working capital and other general corporate purposes. The senior secured credit facilities are jointly and severally guaranteed by Apergy and certain of Apergy’s wholly owned U.S. subsidiaries (“guarantors”), on a senior secured basis, and are secured by substantially all tangible and intangible assets of Apergy and the guarantors, except for certain excluded assets.